RENT EXPENSE (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
RENT EXPENSE
Rent and related costs	$ 2,839,925	$ 5,787,499	$ 10,363,000	$ 6,292,000
Increase in Deferred rent			$ 325,000	$ 24,000